CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (6,209,768)	$ (601,002)
Adjustments to Reconcile Net Loss to Net Cash Used In Operating Activities:
Depreciation and amortization expense	25,903	9,448
Amortization of debt discounts	518,481	16,063
Stock-based compensation	338,792	16,636
Issuance of common stock for services	401,800
Fair value of warrants issued for services	368,003
Loss on goodwill impairment	1,949,884
Changes in Assets and Liabilities:
Accounts receivable	(534,909)	(565,306)
Accounts receivable - related party	(171,392)
Inventory	(2,623,788)	(272,345)
Prepaid expenses	(669,713)	(585,821)
Prepaid expenses - related party	(2,709,449)	(15,523)
Other assets	(531,324)	(369,287)
Accounts payable and accrued expenses	496,450	381,512
Accounts payable and accrued expenses - related party	312,666	(126,754)
Taxes payable	278,223	48,508
Deferred revenue		(62,210)
NET CASH USED IN OPERATING ACTIVITIES	(8,760,141)	(2,126,081)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of fixed assets	(55,337)	(12,816)
Payment of financing arrangement fee		(131,900)
Cash received from acquisition	40,858
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(14,479)	(144,716)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payment of convertible note payable	(239,286)
Proceeds from convertible note payable	2,686,000
Payment of related party note payable	(84,755)	(63,312)
Payment of note payable	(487,476)	(176,218)
Proceeds from note payable	7,541,413	2,871,993
Payment of related party loan	(978,730)	(15,300)
Proceeds from related party loan	817,040	148,250
Payment of loans payable	(20,437)	(45,374)
Sale of common stock and warrants	91,780
Proceeds from the exercise of stock options		24,000
Purchase of treasury stock	(34,460)
Capital contribution		140
NET CASH PROVIDED BY FINANCING ACTIVITIES	9,291,089	2,744,179
Effect of exchange rate changes on cash	(450,206)	45,159
NET INCREASE IN CASH	66,263	518,541
CASH AT BEGINNING OF YEAR	716,590	198,049
CASH AT END OF YEAR	782,853	716,590
Supplemental Disclosure of Cash Flow Information
Cash paid during the period: Interest	130,531	30,396
Cash paid during the period: Income Tax
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Acquisition of Decahedron	1,479,000
Reversal of proceeds due from noteholder due to repayment of note	24,044
Discounts related to warrants issued with convertible debentures	1,545,288
Discounts related to beneficial conversion features of convertible debentures	1,140,711
Related party accrual for repurchase of shares of common stock	$ 61,422